Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Financial Risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risks [Abstract]
Total Debt	$ 524,906,860	$ 567,585,631
Interest Rate Risk [Member]
Financial risks [Abstract]
Increase in basis points	1.00%	1.00%
Increase/(decrease) in exchange rates	6.90%	8.40%
Currency Risk [Member]
Financial risks [Abstract]
Increase/(decrease) in exchange rates	5.00%	5.00%
Total Debt	$ 524,906,860	$ 567,585,631
Increase in exchange rate [Member]
Financial risks [Abstract]
Increase (decrease) through changes in foreign exchange rates, borrowings	551,152,203	595,964,966
Decrease in exchange rate [Member]
Financial risks [Abstract]
Increase (decrease) through changes in foreign exchange rates, borrowings	(498,661,517)	(539,206,398)
Increase in interest and exchange rates [Member]
Financial risks [Abstract]
Increase or (decrease) in interest expense	5,002,241	3,115,447
Decrease in Interest and exchange rates [Member]
Financial risks [Abstract]
Increase or (decrease) in interest expense	$ (6,599,338)	$ (11,720,132)